SIDLEY AUSTIN LLP
787 SEVENTH AVENUE
NEW YORK, NY 10019
+1 212 839 5300
+1 212 839 5599 FAX
AMERICA • ASIA PACIFIC • EUROPE

April 3, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Mid-Cap Growth Equity Portfolio, a series of BlackRock FundsSM

Securities Act File No. 33-26305

Investment Company Act File No. 811-05742

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information of BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”), each dated January 25, 2018, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on March 15, 2018 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.